Depreciation and Amortization Expense of Continuing Operations, by Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	8 Months Ended					3 Months Ended	4 Months Ended	12 Months Ended		4 Months Ended	12 Months Ended		4 Months Ended	12 Months Ended		4 Months Ended	12 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor USIS	Dec. 31, 2012 TransUnion Corp-Successor International	Dec. 31, 2012 TransUnion Corp-Successor Interactive	Dec. 31, 2012 TransUnion Corp-Successor Corporate	Mar. 31, 2012 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor USIS	Dec. 31, 2011 TransUnion Corp-Predecessor USIS	Dec. 31, 2010 TransUnion Corp-Predecessor USIS	Apr. 30, 2012 TransUnion Corp-Predecessor International	Dec. 31, 2011 TransUnion Corp-Predecessor International	Dec. 31, 2010 TransUnion Corp-Predecessor International	Apr. 30, 2012 TransUnion Corp-Predecessor Interactive	Dec. 31, 2011 TransUnion Corp-Predecessor Interactive	Dec. 31, 2010 TransUnion Corp-Predecessor Interactive	Apr. 30, 2012 TransUnion Corp-Predecessor Corporate	Dec. 31, 2011 TransUnion Corp-Predecessor Corporate	Dec. 31, 2010 TransUnion Corp-Predecessor Corporate
Segment Reporting Information [Line Items]
Depreciation and amortization expense of continuing operations, by segment	$ 45.3	$ 115.0	$ 78.9	$ 25.8	$ 5.2	$ 5.1	$ 21.9	$ 29.2	$ 85.3	$ 81.6	$ 22.3	$ 66.9	$ 63.7	$ 3.7	$ 7.8	$ 6.8	$ 1.3	$ 4.3	$ 4.8	$ 1.9	$ 6.3	$ 6.3